Accumulation Units - Schedule of changes in the number of accumulation units outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding:
Beginning of period (in shares)	52.0	60.8	60.7
Credited for premiums (in shares)	6.4	4.6	6.2
Annuity, other periodic payments, withdrawals and death benefits (in shares)	(5.0)	(13.4)	(6.1)
End of period (in shares)	53.4	52.0	60.8